Goodwill and Intangible Assets - Intangible Assets by Major Asset Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 11 months 12 days
Gross Carrying Amount	$ 1,402,010	$ 1,646,687
Accumulated Amortization	(776,520)	(1,194,679)
Goodwill	2,140,503	2,108,536	$ 2,012,904
Intangible assets	2,147,447	2,131,571
In-process research and development
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 6,944	23,035
Patent and license rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 2 months 8 days
Gross Carrying Amount	$ 320,406	448,220
Accumulated Amortization	$ (216,554)	(310,040)
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 11 months 15 days
Gross Carrying Amount	$ 766,966	770,955
Accumulated Amortization	$ (346,085)	(561,615)
Customer base, trademarks, and non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	11 years 8 months 4 days
Gross Carrying Amount	$ 314,638	427,512
Accumulated Amortization	$ (213,881)	$ (323,024)